INCOME TAXES (BENEFIT) - Movement in the valuation allowance for deferred tax assets and operating loss carryforwards (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Movement in the valuation allowance for deferred tax assets
Balance at beginning of year	¥ 88,870	¥ 57,324	¥ 22,856
Additions	61,670	48,931	36,122
Deductions	(17,666)	(17,385)	(1,654)
Balance at end of year	132,874	¥ 88,870	¥ 57,324
Taiwanese subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	55,837
Domestic subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	18,329
U.S. subsidiaries
Movement in the valuation allowance for deferred tax assets
Operating loss carryforwards	¥ 35,247